Deposits	12 Months Ended
Dec. 31, 2024
Deposits
Deposits
7.	Deposits

Deposits relate to amounts paid to governments or insurance agencies in order to help ensure that reclamation of mine sites is completed, payments to vendors relating to the construction of mine-related infrastructure, and amounts placed as security in conjunction with the lease for office space.

In $000s	Reclamation	Exploration and evaluation	Mineral property, plant and equipment	Total
Balance, December 31, 2022	$1,740	$—	$388	$2,128
Additions	11	639	—	650
Capitalized to mineral property, plant and equipment	—	—	(151)	(151)
Refunded	(516)	—	(9)	(525)
Balance, December 31, 2023	$1,235	$639	$228	$2,102
Additions	—	11,192	1,277	12,469
Capitalized to exploration and evaluation interests	—	(8,618)	—	(8,618)
Capitalized to mineral property, plant and equipment	—	—	(869)	(869)
Reclassified to mineral property, plant and equipment on transition to development stage	—	(3,213)	3,213	—
Refunded	—	—	(1)	(1)
Balance, December 31, 2024	$1,235	$—	$3,848	$5,083

The reclamation security required under the Mines Act (British Columbia) has been provided to the Ministry of Energy, Mines and Low Carbon Innovation in the form of a surety bond. A percentage of the surety bond amount is held as collateral by the surety provider and is shown as a deposit on the Company’s statement of financial position. The Company has provided surety covering a total $37,652,000 of reclamation security at December 31, 2024 (2023 – $20,901,000).